Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	13,473	14,296	13,944
ABO	13,043	13,821
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	6
ABO	0	5
Fair value of plan assets	0	5
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	6
ABO	0	5
Fair value of plan assets	0	5
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,843	2,773	2,675
ABO	2,785	2,714
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,334	1,400
ABO	1,307	1,364
Fair value of plan assets	978	825
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,319	1,382
ABO	1,298	1,354
Fair value of plan assets	964	810
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,843	2,773	2,675
ABO	2,785	2,714
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,334	1,400
ABO	1,307	1,364
Fair value of plan assets	978	825
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,319	1,382
ABO	1,298	1,354
Fair value of plan assets	964	810